Current assets - trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Current assets - trade and other receivables [Abstract]
Other debtors	$ 193	$ 246
Prepayments	449	107
Total current trade and other receivables	$ 642	$ 353